Prospectus Supplement                                             222770 2/05

dated February 11, 2005 to:
-----------------------------------------------------------------------------

PUTNAM EUROPE EQUITY FUND
Prospectuses dated October 30, 2004

The sixth paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


                                                 Positions Over Past    Dollar Range of
Portfolio leader   Since   Employer              Five Years            Fund Shares Owned
------------------------------------------------------------------------------------------
Heather Arnold     2003    Putnam Management     Director of European        $0
                           Sept. 2003 - Present  Equities

                           Alternum Capital      Portfolio Manager
                           Prior to May 2003

                           Franklin Templeton    Portfolio Manager
                           Investments
                           Prior to June 2001
------------------------------------------------------------------------------------------
Portfolio members  Since   Experience
------------------------------------------------------------------------------------------
Joshua L. Byrne    2000    Putnam Management     Co-Chief Investment         over $100,000
                           1992 - Present        Officer, International
                                                 Core
                                                 Previously, Senior
                                                 Portfolio Manager;
                                                 Portfolio Manager
------------------------------------------------------------------------------------------
Mark D. Pollard    2004    Putnam Management     Chief Investment Officer,   $0
                           2004 - Present        European Equities

                           Jura Capital LLP      Managing Partner
                           Prior to Aug. 2004

                           Lazard Asset          Head of European
                           Management            Equities
                           Prior to Oct. 2002

                           Putnam Management     Head of European
                           Prior to June 2000    Equities
------------------------------------------------------------------------------------------
